Off-Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.23	12.31.22
Agreed Credits	245,830,826	325,154,326
Documentary Export and Import Credits	18,275,456	12,228,262
Guarantees Granted	382,550,036	227,846,478
Liabilities for Foreign Trade Operations	18,315,376	10,411,211

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.23	12.31.22
For Agreed Credits	278,543	582,980
For Documentary Export and Import Credits	665,035	729,099
For Guarantees Granted	1,809,421	343,374

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.23	12.31.22
Other Preferred Guarantees Received	17,014,335	2,033,143
Other Guarantees Received	11,759,019	14,501,930

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.23	12.31.22
Values to be Debited	78,409,730	70,431,752
Values to be Credited	74,255,271	75,573,905
Values for Collection	524,459,464	720,869,685

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.23	12.31.22
Trust Funds	18,384,835	45,302,843
Securities Held in Escrow	17,190,472,358	10,134,326,343